Exceptional items	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Exceptional items
7.
Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s financial information. The company considers these items to be significant and accordingly, management has excluded them from their segment measure of performance as noted in Note 5
Segment Reporting
.
The exceptional items included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2020	2019 restated
Impairment of goodwill	(2 500)	—
COVID-19 costs	(78)	—
Restructuring	(60)	(58)
Business and asset disposal (including exceptional impairment losses)	(154)	(24)
Acquisition costs business combinations	(4)	(21)

Impact on profit from operations	(2 796)	(103)

In the second quarter of 2020, the company recognized (2 500)m US dollar of goodwill impairment for its South Africa and Rest of Africa cash-generating units (see Note 4
Use of estimates and judgments
and Note 11
Goodwill
for further details).
COVID-19
costs amount to (78)m US dollar for the
six-month
period ended 30 June 2020. These expenses mainly comprise costs related to personal protection equipment for the company’s employees, charitable donations and other costs incurred as a direct consequence of the
COVID-19
pandemic.
The exceptional restructuring charges for the
six-month
period ended 30 June 2020 total (60)m US dollar (30 June 2019: (58)m US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB InBev’s core activities, quicker decision-making and improvements to efficiency, service and quality.
Business and asset disposals amount to (154)m US dollar for the six-month
period ended 30 June 2020 mainly comprising impairment of intangible assets classified as assets held for sale as of 30 June 2020 and other intangibles. Business and asset disposals amounted to (24)m US dollar for the six-month
period ended 30 June 2019, mainly comprising of costs incurred in relation to the completion of 2018 disposals.
The acquisition costs of business combinations amount to (4)m US dollar for the six-month
period ended 30 June 2020 (30 June 2019: (21)m US dollar).
On 1 June 2020, the company completed the previously announced sale of CUB to Asahi resulting in a net exceptional gain of 1 919m US dollar reported in discontinued operations. For more details, refer to Note 15
Assets classified as held for sale, liabilities associated with assets held for sale and discontinued operations
.
The company incurred a exceptional net finance cost of (1 388)m US dollar for the six-month
period ended 30 June 2020 (30 June 2019: 1 201m US dollar income) – see Note 8
Finance cost and income
.
All the amounts referenced above are before income taxes. The exceptional items for the six-month
period ended 30 June 2020 decreased income taxes by 107m US dollar (30 June 2019: increase of income taxes by 5m US dollar)
.
Non-controlling
interest on the exceptional items amounts to 46m US dollar for the six-month
period ended 30 June 2020 (30 June 2019: 12m US dollar).